Vanguard STAR Fund

Supplement to the Statement of Additional Information Dated
February 22, 2018

Effective March 23, 2018, JPMorgan Chase Bank, 383 Madison Avenue, New
York, NY 10179, serves as the custodian for Vanguard STAR Fund (the “Fund”).
The custodian is responsible for maintaining the Fund’s assets, keeping all necessary accounts and records of the Fund’s assets, and appointing any foreign sub-custodians or foreign securities depositories.

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